Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 66,151	$ 55,649
Tax credit carryforward	2,364	2,298
Reserves and accruals	1,166	909
Stock based compensation	1,551	1,011
Property, plant and equipment	0	214
Lease liability	6,535	0
Intangibles	651	0
Other	2,311	898
Total deferred tax assets	80,729	60,979
Less: Deferred tax assets valuation allowance	(71,565)	(57,225)
Total deferred tax assets, net of valuation allowance	9,164	3,754
Deferred tax liabilities:
Capitalized internal-use software costs	(2,356)	(2,477)
Intangibles	0	(42)
Property, plant and equipment	(340)	0
Right-of-use assets	(4,991)	0
Total deferred tax liabilities	(7,687)	(2,519)
Net deferred tax assets	$ 1,477	$ 1,235